Intangible Assets (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Intangible Assets Text Block Abstract
Discounted value, percentage						14.20%
Impairment on development costs						$ 4,739,286
Device impairment			$ 4,322,799		$ 4,322,799	4,339,366
Impairment to a supplier relationship						$ 399,920
Product development costs		$ 263,370	$ 158,573	$ 263,370	$ 158,573
Amortized period						5 years
Purchased value	$ 122,717
Supplier relationship valued	$ 399,920					$ 399,920
Estimated useful life	4 years